Prepaid Expenses (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Prepaid Expenses [Abstract]
Insurance		$ 18,093	$ 6,722
Rent		0	5,049
Legal		10,000	0
Total prepaid expenses	$ 76,376	$ 28,093	$ 11,771